Segment information - Non-current assets by location (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Non-current assets	€ 202,682	€ 110,645	€ 88,627
Belgium
Disclosure of geographical areas [line items]
Non-current assets	133,000	64,000	47,000
France
Disclosure of geographical areas [line items]
Non-current assets	54,000	36,000	34,000
Croatia
Disclosure of geographical areas [line items]
Non-current assets	7,000	5,000	4,000
The Netherlands
Disclosure of geographical areas [line items]
Non-current assets	8,000	4,000	4,000
Switzerland
Disclosure of geographical areas [line items]
Non-current assets	€ 1,000	€ 0	€ 0